Equity (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended
	Jul. 15, 2024 USD ($)	Jul. 15, 2024 ₪ / shares $ / shares shares	Feb. 07, 2023 USD ($) $ / shares shares	Oct. 06, 2022 $ / shares shares	Sep. 26, 2022 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2025 USD ($) shares $ / shares shares	Dec. 31, 2024 shares ₪ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) $ / shares shares	May 31, 2023 ILS (₪) ₪ / shares shares	May 30, 2023 ILS (₪) ₪ / shares shares
Disclosure of classes of share capital [line items]
Additional ordinary shares issued upon vesting of outstanding RSU's								27,594	13,801	17,458
Authorized share capital | ₪													₪ 1,400,000	₪ 900,000
Number of shares authorised									20,000,000			20,000,000	20,000,000	12,857,143
Par value per share | (per share)		₪ 0.07	$ 14			$ 17.3			₪ 0.07		₪ 0.07		₪ 0.07	₪ 0.07
Proceeds from shares issued | $			$ 27,500			$ 30,000
Aggregate amount of registered direct offering | $					$ 13,257
Purchase price of registered direct offering | $ / shares					$ 12.25
Number of warrants issued					1,082,223			124,491
Exercise price of warrants | $ / shares					$ 13.475							$ 15.312
Warrants expiration period					4 years
Net proceeds from offering amount | $								$ 11,698
Risk free interest rate of warrants								4.37%
Average standard deviation of warrants								68.00%
Unregistered pre funded warrants issued							1,407,583
Warrants to purchase ordinary Shares								124,491
Commissions and other offering expenses | $			$ 2,031			$ 2,634
Number of shares issued		1,453,488	1,964,286		1,082,223	1,734,105			10,793,057			12,835,185
Purchase Price Per Share | $ / shares		₪ 17.2
Gross Proceeds From Private Investment In Public Equity | $	$ 25,000					$ 30,000
Share issue related cost | $	$ 862
Series A Warrants [Member]
Disclosure of classes of share capital [line items]
Proceeds from warrants | $								$ 4,687
Warrants were exercised								256,799	91,029
Warrant exercise price | $ / shares								$ 13.475
Number of warrants outstanding and exercisable												2,266,459
Private Issuance Purchase Equity Agreement [Member]
Disclosure of classes of share capital [line items]
Proceeds from shares issued | $								$ 15,920
Number of warrants issued				1,407,583
Exercise price of warrants | $ / shares				$ 13.475
Risk free interest rate of warrants								4.26%
Unregistered pre funded warrants issued				1,407,583
Unregistered pre funded warrants to purchase common Stock				1,407,583
Increase in pre funded warrants exercise price | $ / shares				$ 0.007
Financial liabilities, at fair value | $												$ 20,788
Proceeds from warrants | $								$ 17,233
Loss from warrants transactions | $												$ 3,555
Warrants to purchase ordinary Shares				1,407,583